Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 864
Expected credit losses impairment charge	9
Currency translation and other movements	(8)
Charge to income statement	179
Release to income statement	(36)
Provisions utilised	(183)
Balance at end of the period	825
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	420
Expected credit losses impairment charge	0
Currency translation and other movements	1
Charge to income statement	12
Release to income statement	(12)
Provisions utilised	(78)
Balance at end of the period	343
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	128
Expected credit losses impairment charge	0
Currency translation and other movements	(9)
Charge to income statement	38
Release to income statement	0
Provisions utilised	(37)
Balance at end of the period	120
Property
Provisions for liabilities and charges
Balance at beginning of the period	90
Expected credit losses impairment charge	0
Currency translation and other movements	0
Charge to income statement	13
Release to income statement	(11)
Provisions utilised	(10)
Balance at end of the period	82
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	55
Expected credit losses impairment charge	9
Currency translation and other movements	0
Charge to income statement	0
Release to income statement	0
Provisions utilised	0
Balance at end of the period	64
Other
Provisions for liabilities and charges
Balance at beginning of the period	171
Expected credit losses impairment charge	0
Currency translation and other movements	0
Charge to income statement	116
Release to income statement	(13)
Provisions utilised	(58)
Balance at end of the period	216
Restructuring provision
Provisions for liabilities and charges
Charge to income statement	62
Bank of England levy provision
Provisions for liabilities and charges
Charge to income statement	£ 53